DERIVATIVE INSTRUMENTS - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE INSTRUMENTS
Net deferred gain (loss) associated with cash flow hedges	$ (4,577)	$ 719
Outstanding forward and options collar (cylinder) contracts	114,000	44,000
Outstanding forward contracts	$ 3,500	$ 3,500